REVENUE	6 Months Ended
Jun. 30, 2018
Revenue [abstract]
REVENUE
REVENUE

	For the three months ended June 30		For the six months ended June 30
	2018	2017	2018	2017
Gold sales
Spot market sales	$1,556	$1,997	$3,196	$3,771
Concentrate sales	7	6	10	58
Provisional pricing adjustments	(1)	—	(1)	1
	$1,562	$2,003	$3,205	$3,830
Copper sales
Copper concentrate sales	$117	$136	$251	$270
Provisional pricing adjustments	(5)	(11)	(28)	(20)
	$112	$125	$223	$250
Other sales[1]	38	32	74	73
Total	$1,712	$2,160	$3,502	$4,153

[1]	Revenues include the sale of by-products for our gold and copper mines.